Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents (including related party balances of RMB158,589 and RMB73,415 (US$10,498) as of December 31, 2024 and 2025, respectively)	¥ 2,175,493	$ 311,091	¥ 1,693,597
Restricted Cash (including related party balances of RMB86,809 and RMB74,424 (US$10,642) as of December 31, 2024 and 2025, respectively)	74,424	10,642	88,515
Short-term investments (including related party balances of RMB4,935,177 and RMB2,006,611 (US$286,942) as of December 31, 2024 and 2025, respectively)	17,063,633	2,440,067	21,621,992
Accounts receivable (net of allowance for credit losses of RMB196,819 and RMB222,960 (US$31,883) as of December 31, 2024 and 2025, respectively)	1,521,347	217,550	1,358,849
Amounts due from related parties, current	43,599	6,235	63,957
Prepaid expenses and other current assets	308,733	44,148	336,941
Total current assets	21,187,229	3,029,733	25,163,851
Non-current assets:
Restricted cash, non-current (including related party balances of RMB5,000 and RMB5,000 (US$715) as of December 31, 2024 and 2025, respectively)	5,000	715	5,000
Property and equipment, net	191,063	27,322	204,049
Intangible assets, net	53,669	7,675	127,817
Goodwill	3,941,820	563,672	3,941,820
Long-term equity investments	442,017	63,208	339,247
Other long-term investments	2,124,783	303,840	0
Deferred tax assets	262,622	37,554	308,246
Other non-current assets	90,612	12,957	128,074
Total non-current assets	7,121,295	1,018,331	5,057,774
Total assets	28,308,524	4,048,064	30,221,625
Current liabilities:
Accrued expenses and other payables (including related party balances of current lease liabilities of RMB66,860 and RMB31,885 (US$4,560) as of December 31, 2024 and 2025, respectively)	2,192,496	313,523	2,931,869
Advance from customers	98,083	14,026	106,276
Deferred revenue	170,836	24,429	276,894
Income tax payable	82,000	11,726	185,976
Dividends payable	976,382	139,621	990,529
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB338,455 and RMB346,052 (US$49,484) as of December 31, 2024 and 2025, respectively)	3,533,536	505,290	4,529,794
Non-current liabilities:
Other liabilities (including related party balances of non-current lease liabilities of RMB17,019 and RMB20,545 (US$2,938) as of December 31, 2024 and 2025, respectively)	21,544	3,079	23,103
Deferred tax liabilities	458,266	65,531	468,078
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB22,661 and RMB8,983 (US$1,284) as of December 31, 2024 and 2025, respectively)	479,810	68,610	491,181
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB361,116 and RMB355,035 (US$50,768) as of December 31, 2024 and 2025, respectively)	4,013,346	573,900	5,020,975
Commitments and contingencies
Mezzanine equity:
Convertible redeemable noncontrolling interests	2,121,191	303,326	1,931,529
Shareholders' equity:
Ordinary shares (par value of US$0.0025 per share; 400,000,000,000 ordinary shares authorized; 479,288,580 and 463,038,708 ordinary shares issued and outstanding, as of December 31, 2024 and 2025, respectively)	8,659	1,238	8,659
Additional paid-in capital	8,224,287	1,176,058	8,229,559
Treasury stock	(2,237,944)	(320,022)	(1,523,400)
Accumulated other comprehensive income	399,547	57,134	495,384
Retained earnings	16,646,779	2,380,458	16,741,535
Total Autohome Inc. shareholders' equity	23,041,328	3,294,866	23,951,737
Noncontrolling interests	(867,341)	(124,028)	(682,616)
Total equity	22,173,987	3,170,838	23,269,121
Total liabilities, mezzanine equity and equity	28,308,524	4,048,064	30,221,625
Related Party [Member]
Current assets:
Cash and cash equivalents (including related party balances of RMB158,589 and RMB73,415 (US$10,498) as of December 31, 2024 and 2025, respectively)	73,415	10,498	158,589
Restricted Cash (including related party balances of RMB86,809 and RMB74,424 (US$10,642) as of December 31, 2024 and 2025, respectively)	74,424	10,642	86,809
Short-term investments (including related party balances of RMB4,935,177 and RMB2,006,611 (US$286,942) as of December 31, 2024 and 2025, respectively)	2,006,611	286,942	4,935,177
Amounts due from related parties, current	43,599	6,235	63,957
Non-current assets:
Restricted cash, non-current (including related party balances of RMB5,000 and RMB5,000 (US$715) as of December 31, 2024 and 2025, respectively)	5,000	715	5,000
Amounts due from related parties, non-current	9,709	1,388	3,521
Current liabilities:
Accrued expenses and other payables (including related party balances of current lease liabilities of RMB66,860 and RMB31,885 (US$4,560) as of December 31, 2024 and 2025, respectively)	31,885	4,560	66,860
Amounts due to related parties	13,739	1,965	38,250
Non-current liabilities:
Other liabilities (including related party balances of non-current lease liabilities of RMB17,019 and RMB20,545 (US$2,938) as of December 31, 2024 and 2025, respectively)	¥ 20,545	$ 2,938	¥ 17,019